Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	vprjx_SupplementTextBlock

THE VANTAGEPOINT FUNDS

Vantagepoint Growth Fund

Supplement dated October 2, 2015 to the Prospectus dated May 1, 2015, as supplemented

This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus and any supplements thereto.

I.	Vantagepoint Growth Fund

The following replaces the information found in the “Annual Fund Operating Expenses” table and “Example” on page 18 of the Prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	T Shares	Investor Shares
Management fees[1]	0.43%	0.43%
Other expenses	0.13%	0.38%
Total annual fund operating expenses[1]	0.56%	0.81%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
T Shares	$57	$179	$313	$701
Investor Shares	$83	$259	$450	$1,002

Vantagepoint Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vprjx_SupplementTextBlock

THE VANTAGEPOINT FUNDS

Vantagepoint Growth Fund

Supplement dated October 2, 2015 to the Prospectus dated May 1, 2015, as supplemented

This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus and any supplements thereto.

I.	Vantagepoint Growth Fund

The following replaces the information found in the “Annual Fund Operating Expenses” table and “Example” on page 18 of the Prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	T Shares	Investor Shares
Management fees[1]	0.43%	0.43%
Other expenses	0.13%	0.38%
Total annual fund operating expenses[1]	0.56%	0.81%

[1]	Fees and expenses have been restated to reflect current fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
T Shares	$57	$179	$313	$701
Investor Shares	$83	$259	$450	$1,002

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Vantagepoint Growth Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.43%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%	[1]
1 year	rr_ExpenseExampleYear01	$ 57
3 years	rr_ExpenseExampleYear03	179
5 years	rr_ExpenseExampleYear05	313
10 years	rr_ExpenseExampleYear10	$ 701
Vantagepoint Growth Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.43%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%	[1]
1 year	rr_ExpenseExampleYear01	$ 83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	$ 1,002

[1]	Fees and expenses have been restated to reflect current fees and expenses.